Leases - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Line Items]
Weighted-average interest rate on sale-leaseback financings	8.14%		8.39%
Sale leaseback transaction, Net book value	$ 2.4		$ 46.0
Capital leases and sale leaseback financings income statement interest expense	51.0	$ 48.4	98.0	$ 71.1
Operating leases total rent expense	122.2	58.0	$ 113.8	$ 119.8	$ 139.3
Restructuring Impairment Site Closures And Related Costs [Member]
Leases [Line Items]
Exit cost	64.4
Moses Lake Site [Member]
Leases [Line Items]
Restructuring charges	64.4	64.4
Addison Site [Member]
Leases [Line Items]
Restructuring charges	$ 64.4	$ 64.4
Maximum [Member]
Leases [Line Items]
Capital lease expiration year	2054		2054
Sale leaseback financings term	48 months		36 months
Operating leases expiration year	2045		2045
Minimum [Member]
Leases [Line Items]
Capital lease expiration year	2022		2022
Sale leaseback financings term	24 months		24 months
Operating leases expiration year	2021		2021